UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00696

T. Rowe Price Small-Cap Stock Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Small-Cap Stock Fund

Investor Class (OTCFX)

This semi-annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Investor Class	$50	0.91%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$9,286,671
Number of Portfolio Holdings	326
Table Summary

Portfolio Turnover Rate	44.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Health Care	22.1%
Industrials & Business Services	19.5
Information Technology	15.7
Financials	15.5
Consumer Discretionary	6.9
Energy	6.1
Materials	4.4
Real Estate	3.4
Utilities	3.0
Other	3.4

Top Ten Holdings (as a % of Net Assets)

Table Summary
Liberty Live Holdings	2.5%
VSE	2.1
Lattice Semiconductor	2.0
Dyne Therapeutics	1.7
Immunome	1.6
Loar Holdings	1.5
BrightSpring Health Services	1.3
Dianthus Therapeutics	1.2
Golar LNG	1.1
Esab	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F65-053 8/26

Small-Cap Stock Fund

Investor Class (OTCFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Small-Cap Stock Fund

Advisor Class (PASSX)

This semi-annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Advisor Class	$64	1.17%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$9,286,671
Number of Portfolio Holdings	326
Table Summary

Portfolio Turnover Rate	44.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Health Care	22.1%
Industrials & Business Services	19.5
Information Technology	15.7
Financials	15.5
Consumer Discretionary	6.9
Energy	6.1
Materials	4.4
Real Estate	3.4
Utilities	3.0
Other	3.4

Top Ten Holdings (as a % of Net Assets)

Table Summary
Liberty Live Holdings	2.5%
VSE	2.1
Lattice Semiconductor	2.0
Dyne Therapeutics	1.7
Immunome	1.6
Loar Holdings	1.5
BrightSpring Health Services	1.3
Dianthus Therapeutics	1.2
Golar LNG	1.1
Esab	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F265-053 8/26

Small-Cap Stock Fund

Advisor Class (PASSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Small-Cap Stock Fund

I Class (OTIIX)

This semi-annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - I Class	$42	0.77%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$9,286,671
Number of Portfolio Holdings	326
Table Summary

Portfolio Turnover Rate	44.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Health Care	22.1%
Industrials & Business Services	19.5
Information Technology	15.7
Financials	15.5
Consumer Discretionary	6.9
Energy	6.1
Materials	4.4
Real Estate	3.4
Utilities	3.0
Other	3.4

Top Ten Holdings (as a % of Net Assets)

Table Summary
Liberty Live Holdings	2.5%
VSE	2.1
Lattice Semiconductor	2.0
Dyne Therapeutics	1.7
Immunome	1.6
Loar Holdings	1.5
BrightSpring Health Services	1.3
Dianthus Therapeutics	1.2
Golar LNG	1.1
Esab	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F525-053 8/26

Small-Cap Stock Fund

I Class (OTIIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Small-Cap Stock Fund

Z Class (TRZZX)

This semi-annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$9,286,671
Number of Portfolio Holdings	326
Table Summary

Portfolio Turnover Rate	44.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Health Care	22.1%
Industrials & Business Services	19.5
Information Technology	15.7
Financials	15.5
Consumer Discretionary	6.9
Energy	6.1
Materials	4.4
Real Estate	3.4
Utilities	3.0
Other	3.4

Top Ten Holdings (as a % of Net Assets)

Table Summary
Liberty Live Holdings	2.5%
VSE	2.1
Lattice Semiconductor	2.0
Dyne Therapeutics	1.7
Immunome	1.6
Loar Holdings	1.5
BrightSpring Health Services	1.3
Dianthus Therapeutics	1.2
Golar LNG	1.1
Esab	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1268-053 8/26

Small-Cap Stock Fund

Z Class (TRZZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
OTCFX Small-Cap Stock Fund
PASSX Small-Cap Stock Fund–
.
Advisor Class
OTIIX Small-Cap Stock Fund–
.
I Class
TRZZX Small-Cap Stock Fund–
.
Z Class

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 56.94 $ 56.21 $ 58.00 $ 51.34 $ 69.75 $ 63.91
Investment
activities
Net investment
income (loss)
(1)(2)
(0.08) (0.06) (0.01) 0.08 (0.03) (0.13)
Net realized and
unrealized gain/
loss 11.57 4.85 7.21 8.79 (16.26) 10.91
Total from
investment
activities 11.49 4.79 7.20 8.87 (16.29) 10.78
Distributions
Net investment
income — — (0.28) (0.13) — —
Net realized gain — (4.06) (8.71) (2.08) (2.12) (4.94)
Total distributions — (4.06) (8.99) (2.21) (2.12) (4.94)
NET ASSET
VALUE
End of period $ 68.43 $ 56.94 $ 56.21 $ 58.00 $ 51.34 $ 69.75

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
20.18% 8.30% 11.64% 17.43% (23.49)% 17.14%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.91%
(4)
0.92% 0.90% 0.90% 0.91% 0.85%
Net expenses
after waivers/
payments by
Price Associates 0.91%
(4)
0.92% 0.90% 0.90% 0.91% 0.85%
Net investment
income (loss) (0.25)%
(4)
(0.10)% (0.01)% 0.15% (0.05)% (0.18)%
Portfolio turnover
rate 44.8% 78.1% 58.7% 28.2% 24.3% 14.9%
Net assets, end of
period (in millions) $2,451 $2,245 $2,440 $2,676 $2,394 $5,249
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 55.71 $ 55.21 $ 57.13 $ 50.62 $ 68.99 $ 63.23
Investment
activities
Net investment
loss
(1)(2)
(0.15) (0.20) (0.16) (0.07) (0.17) (0.34)
Net realized and
unrealized gain/
loss 11.31 4.76 7.09 8.66 (16.08) 10.79
Total from
investment
activities 11.16 4.56 6.93 8.59 (16.25) 10.45
Distributions
Net investment
income — — (0.14) — — —
Net realized gain — (4.06) (8.71) (2.08) (2.12) (4.69)
Total distributions — (4.06) (8.85) (2.08) (2.12) (4.69)
NET ASSET
VALUE
End of period $ 66.87 $ 55.71 $ 55.21 $ 57.13 $ 50.62 $ 68.99

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
20.03% 8.04% 11.34% 17.12% (23.69)% 16.79%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.17%
(4)
1.17% 1.15% 1.17% 1.17% 1.15%
Net expenses
after waivers/
payments by
Price Associates 1.17%
(4)
1.17% 1.15% 1.17% 1.17% 1.15%
Net investment
loss (0.50)%
(4)
(0.35)% (0.27)% (0.13)% (0.31)% (0.48)%
Portfolio turnover
rate 44.8% 78.1% 58.7% 28.2% 24.3% 14.9%
Net assets, end
of period (in
thousands) $37,657 $38,426 $46,955 $57,626 $65,259 $105,183
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 57.04 $ 56.23 $ 58.03 $ 51.36 $ 69.76 $ 63.92
Investment
activities
Net investment
income (loss)
(1)(2)
(0.03) 0.03 0.07 0.15 0.07 (0.05)
Net realized and
unrealized gain/
loss 11.58 4.86 7.22 8.78 (16.28) 10.91
Total from
investment
activities 11.55 4.89 7.29 8.93 (16.21) 10.86
Distributions
Net investment
income — (0.02) (0.38) (0.18) (0.07) —
Net realized gain — (4.06) (8.71) (2.08) (2.12) (5.02)
Total distributions — (4.08) (9.09) (2.26) (2.19) (5.02)
NET ASSET
VALUE
End of period $ 68.59 $ 57.04 $ 56.23 $ 58.03 $ 51.36 $ 69.76

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
20.25% 8.48% 11.78% 17.56% (23.37)% 17.27%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.77%
(4)
0.77% 0.77% 0.78% 0.77% 0.75%
Net expenses
after waivers/
payments by
Price Associates 0.77%
(4)
0.77% 0.77% 0.78% 0.77% 0.75%
Net investment
income (loss) (0.11)%
(4)
0.05% 0.12% 0.27% 0.12% (0.08)%
Portfolio turnover
rate 44.8% 78.1% 58.7% 28.2% 24.3% 14.9%
Net assets, end of
period (in millions) $4,082 $3,419 $3,448 $3,340 $2,987 $2,385
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year..
(4)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 57.34 $ 56.45 $ 58.16 $ 51.43 $ 69.79 $ 63.93
Investment
activities
Net investment
income
(1)(2)
0.20 0.47 0.54 0.57 0.50 0.48
Net realized and
unrealized gain/
loss 11.67 4.93 7.30 8.84 (16.29) 10.92
Total from
investment
activities 11.87 5.40 7.84 9.41 (15.79) 11.40
Distributions
Net investment
income — (0.45) (0.84) (0.60) (0.45) (0.30)
Net realized gain — (4.06) (8.71) (2.08) (2.12) (5.24)
Total distributions — (4.51) (9.55) (2.68) (2.57) (5.54)
NET ASSET
VALUE
End of period $ 69.21 $ 57.34 $ 56.45 $ 58.16 $ 51.43 $ 69.79

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
20.70% 9.33% 12.66% 18.49% (22.79)% 18.14%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.74%
(4)
0.74% 0.74% 0.74% 0.74% 0.74%
Net expenses
after waivers/
payments by
Price Associates 0.00%
(4)
0.00% 0.00% 0.00% 0.00% 0.00%
Net investment
income 0.66%
(4)
0.82% 0.89% 1.05% 0.87% 0.67%
Portfolio turnover
rate 44.8% 78.1% 58.7% 28.2% 24.3% 14.9%
Net assets, end of
period (in millions) $2,716 $2,410 $2,558 $3,389 $2,971 $3,983
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.9%
COMMUNICATION SERVICES  2.4%
Diversified Telecommunication Services  1.2%
Anterix (1) 759,203 78,152
Uniti Group (1) 3,169,056 36,349
114,501
Entertainment  1.1%
Atlanta Braves Holdings, Class C (1) 545,913 28,333
Madison Square Garden Sports (1) 175,551 70,543
98,876
Interactive Media & Services  0.0%
Reddit, Class A (1) 5,130 891
891
Media  0.1%
EchoStar, Class A (1) 90,252 9,161
9,161
Total Communication Services 223,429
CONSUMER DISCRETIONARY  6.7%
Broadline Retail  0.5%
Ollie's Bargain Outlet Holdings (1) 245,125 18,845
Savers Value Village (1) 2,546,710 25,697
44,542
Diversified Consumer Services  2.9%
Liberty Live Holdings, Class C (1) 2,235,810 236,191
Service Corp. International  402,674 30,587
266,778
Hotels, Restaurants & Leisure  1.8%
Cava Group (1) 5,248 412
Dutch Bros, Class A (1) 423,854 30,437
Life Time Group Holdings (1) 838,005 34,224
Planet Fitness, Class A (1) 1,215,564 63,416
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027  (1)(2)(3)(4)(5) 3,862,836 9,387

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Wingstop  160,957 27,911
165,787
Household Durables  0.3%
Installed Building Products  140,711 32,341
32,341
Specialty Retail  0.6%
Boot Barn Holdings (1) 87,574 14,386
Burlington Stores (1) 93,197 29,525
Floor & Decor Holdings, Class A (1) 15,211 903
Urban Outfitters (1) 173,034 12,261
57,075
Textiles, Apparel & Luxury Goods  0.6%
Birkenstock Holding (1) 630,468 27,129
Kontoor Brands  370,869 30,908
58,037
Total Consumer Discretionary 624,560
CONSUMER STAPLES  0.9%
Consumer Staples Distribution & Retail  0.9%
BJ's Wholesale Club Holdings (1) 206,352 17,998
Grocery Outlet Holding (1) 4,671,141 46,618
PriceSmart  74,700 14,592
79,208
Food Products  0.0%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $10,490 (1)(2)(4) 568,149 —
Mama's Creations (1) 254,689 4,546
4,546
Total Consumer Staples 83,754
ENERGY  6.0%
Energy Equipment & Services  2.6%
Archrock  491,533 20,010
Cactus, Class A  169,928 8,706
Kodiak Gas Services  295,553 22,205
Liberty Energy  447,938 11,732
National Energy Services Reunited (1) 1,123,712 33,633

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Noble  358,450 13,370
TechnipFMC  357,742 23,718
WaterBridge Infrastructure, Class A (3) 2,382,881 81,661
Weatherford International  268,726 21,901
236,936
Oil, Gas & Consumable Fuels  3.4%
California Resources  214,414 11,336
Cenovus Energy (CAD)  1,221,431 30,306
Denison Mines (CAD) (1) 3,434,460 10,534
Golar LNG  2,120,475 105,684
Gulfport Energy (1) 45,885 7,787
Magnolia Oil & Gas, Class A  520,165 13,306
PrairieSky Royalty (CAD)  2,621,073 58,659
Range Resources  47,028 1,749
Topaz Energy (CAD)  1,242,208 26,084
Viper Energy, Class A  736,282 31,218
WhiteHawk Minerals, Class A (1) 586,270 16,310
312,973
Total Energy 549,909
FINANCIALS  15.4%
Banks  8.3%
Atlantic Union Bankshares  1,102,599 46,651
Banc of California  2,963,556 60,545
Byline Bancorp  122,079 4,597
Columbia Banking System  2,184,317 70,007
CRB Group, Acquisition Date: 1/28/22 - 1/15/26,
Cost $25,498 (1)(2)(4) 253,034 23,643
CRB Group, Warrants, 1/8/27, Acquisition Date: 1/16/26,
Cost $— (1)(2)(4) 46,567 —
Dime Commercial Bancshares  990,150 40,250
Eastern Bankshares  3,165,132 70,392
Equity Bancshares, Class A  661,986 32,431
FB Financial  676,562 37,448
Five Star Bancorp  919,638 44,777
Flagstar Bank  2,440,345 36,459
Home BancShares  954,585 27,253

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Kearny Financial  1,195,579 11,310
Live Oak Bancshares  965,638 39,437
OceanFirst Financial  967,986 18,905
Pinnacle Financial Partners  420,172 42,387
Prosperity Bancshares  221,070 16,145
ServisFirst Bancshares  121,920 10,577
SOUTHSTATE BANK  628,450 62,782
Texas Capital Bancshares  625,747 64,615
USCB Financial Holdings  708,456 14,495
775,106
Capital Markets  3.1%
Cboe Global Markets  82,307 19,973
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $11,753 (1)
(2)(4) 839,506 14,272
Marex Group  177,537 10,821
Miami International Holdings (1) 1,462,157 54,334
StoneX Group (1) 664,214 78,709
TMX Group (CAD)  3,037,429 99,438
WisdomTree  403,615 6,837
284,384
Consumer Finance  0.3%
FirstCash Holdings  120,578 26,084
26,084
Financial Services  1.8%
HA Sustainable Infrastructure Capital  829,215 32,381
Marqeta, Class A (1) 8,385,805 34,046
PennyMac Financial Services  815,933 71,068
Rocket, Class A (1) 1,939,575 30,548
168,043
Insurance  1.9%
Definity Financial (CAD)  697,491 37,003
Hagerty, Class A (1) 1,323,241 15,773
Kinsale Capital Group  57,698 19,029
Lemonade (1) 203,459 13,235
Neptune Insurance Holdings, Class A (1) 1,761,205 55,478

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Root, Class A (1) 263,218 14,719
Skyward Specialty Insurance Group (1) 113,900 6,646
White Mountains Insurance Group  6,782 14,062
175,945
Total Financials 1,429,562
HEALTH CARE  21.3%
Biotechnology  12.5%
4D Molecular Therapeutics (1) 681,919 9,069
Aktis Oncology (1) 676,577 21,806
Alkermes (1) 486,929 25,513
Arcus Biosciences (1) 262,170 8,083
Bicara Therapeutics (1) 2,148,230 63,781
Cabaletta Bio (1) 1,387,457 4,315
CG oncology (1) 304,793 21,656
Cytokinetics (1) 745,725 63,528
Denali Therapeutics (1) 2,328,096 59,879
Dianthus Therapeutics (1) 1,174,411 114,482
Dyne Therapeutics (1) 7,004,602 155,572
Erasca (1) 3,284,421 60,171
Immatics (1) 5,244,466 53,126
Immunome (1)(3) 7,179,563 152,135
Immunovant (1) 991,466 38,201
Ionis Pharmaceuticals (1) 14,439 1,145
Kodiak Sciences (1) 450,674 17,558
Kymera Therapeutics (1) 790,093 90,600
MapLight Therapeutics (1) 625,046 22,402
Oruka Therapeutics (1) 381,128 36,272
Perceptive Capital Solutions SPAC/Freenome Holdings PIPE
(1)(6) 1,133,948 11,104
Praxis Precision Medicines (1) 71,486 23,933
Prime Medicine (1) 1,219,872 4,501
Relay Therapeutics (1) 693,879 12,982
Shattuck Labs (1) 3,114,735 21,616
Stoke Therapeutics (1) 448,459 14,674
Travere Therapeutics (1) 259,950 14,768

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
11/7/25, Cost $— (1)(2)(4) 143,009 1,327
Twist Bioscience (1) 177,482 18,259
Vaxcyte (1) 374,700 21,781
1,164,239
Health Care Equipment & Supplies  0.6%
iRadimed  52,780 5,044
Neogen (1) 2,387,568 21,464
Procept Biorobotics (1) 1,318,120 29,763
56,271
Health Care Providers & Services  3.9%
Alignment Healthcare (1) 4,164,540 99,158
BrightSpring Health Services (1) 1,788,695 124,744
Guardant Health (1) 5,565 835
Guardian Pharmacy Services, Class A (1) 341,114 14,282
Oscar Health, Class A (1) 3,055,642 87,147
Surgery Partners (1) 2,097,590 35,239
361,405
Life Sciences Tools & Services  2.6%
Adaptive Biotechnologies (1) 458,170 9,828
Alamar Biosciences (1) 355,864 9,640
Alamar Biosciences, Lockup Shares, Acquisition Date: 1/8/26 -
5/22/26, Cost $8,999 (1)(4) 622,792 16,871
BioLife Solutions (1)(3) 2,495,025 70,460
Repligen (1) 551,774 75,284
Sotera Health (1) 3,120,870 55,396
237,479
Pharmaceuticals  1.7%
Avalyn Pharma (1) 415,610 13,682
Crinetics Pharmaceuticals (1) 774,260 28,973
Elanco Animal Health (1) 2,792,329 68,719
Enliven Therapeutics (1) 133,642 6,782
Kardigan (1) 737,233 17,583
Kardigan, Lockup Shares, Acquisition Date: 9/4/25,
Cost $8,233 (1)(4) 613,758 14,638

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Maze Therapeutics (1) 295,465 8,817
159,194
Total Health Care 1,978,588
INDUSTRIALS & BUSINESS SERVICES  18.2%
Aerospace & Defense  4.8%
Applied Aerospace & Defense (1) 788,366 17,959
Beta Technologies, Class A (1) 1,012,414 16,958
Ducommun (1) 42,000 7,779
Karman Holdings (1) 543,520 27,132
Kratos Defense & Security Solutions (1) 308,931 15,403
Loar Holdings (1) 1,695,616 136,684
Mercury Systems (1) 443,339 54,234
Park Aerospace  48,250 1,841
TAT Technologies (1) 43,284 2,087
VSE  730,576 166,937
447,014
Air Freight & Logistics  0.1%
Hub Group, Class A  166,146 7,276
7,276
Building Products  1.7%
AZZ  423,870 65,721
CSW Industrials  103,488 28,801
Griffon  114,134 11,131
Louisiana-Pacific  403,464 31,736
Modine Manufacturing (1) 56,624 15,120
Simpson Manufacturing  5,635 1,180
153,689
Commercial Services & Supplies  1.0%
Casella Waste Systems, Class A (1) 511,440 49,594
Clean Harbors (1) 146,537 43,778
93,372
Construction & Engineering  1.1%
API Group (1) 720,695 30,521
Argan  9,557 7,632
MYR Group (1) 62,357 31,204

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
WillScot Holdings  1,024,255 29,560
98,917
Electrical Equipment  0.6%
American Superconductor (1) 138,126 5,734
Atkore  92,737 7,052
Babcock & Wilcox Enterprises (1) 367,063 5,175
Fluence Energy (1) 254,656 5,062
FuelCell Energy (1) 191,000 6,878
Nextpower, Class A (1) 8,500 1,013
Shoals Technologies Group, Class A (1) 445,334 4,409
Vicor (1) 59,778 22,702
58,025
Ground Transportation  0.3%
Saia (1) 59,275 24,964
24,964
Machinery  6.6%
Alliance Laundry Holdings (1) 560,195 14,856
Atmus Filtration Technologies  702,541 35,823
CECO Environmental (1) 635,252 57,643
Enpro  139,768 52,683
Esab  1,069,967 105,531
ESCO Technologies  257,716 90,211
Federal Signal  174,245 22,389
Flowserve  370,909 27,507
Graco  12,225 924
Graham (1) 180,221 22,309
JBT Marel  356,162 51,643
RBC Bearings (1) 87,136 56,121
Spirax Group (GBP)  330,995 30,029
SPX Technologies (1) 122,128 29,942
Standex International  34,019 12,168
609,779
Professional Services  0.6%
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339 (1)(2)
(4) 568,563 4,611

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
UL Solutions, Class A  533,313 54,323
58,934
Trading Companies & Distributors  1.4%
Diploma (GBP)  195,084 18,440
Finning International (CAD)  440,157 31,091
QXO (1) 1,710,817 29,563
SiteOne Landscape Supply (1) 460,100 52,640
131,734
Total Industrials & Business Services 1,683,704
INFORMATION TECHNOLOGY  14.2%
Communications Equipment  0.6%
Filtronic (GBP) (1) 4,063,631 15,011
Ondas Inc (1) 1,374,700 11,328
Viasat (1) 255,800 22,973
Viavi Solutions (1) 231,914 11,074
60,386
Electronic Equipment, Instruments & Components  3.0%
Bel Fuse, Class B  162,449 54,102
Fabrinet (1) 52,849 29,705
Itron (1) 130,700 11,309
LightPath Technologies, Class A (1) 251,528 4,113
Mirion Technologies (1) 5,202,951 93,289
Novanta (1) 200,863 32,588
OSI Systems (1) 45,303 9,908
Teledyne Technologies (1) 43,179 28,796
Unusual Machines (1) 137,649 3,070
Vishay Precision Group (1) 98,861 14,820
281,700
IT Services  0.0%
Whitefiber (1) 27,490 1,068
1,068
Semiconductors & Semiconductor Equipment  7.0%
Ambarella (1) 126,145 10,823
Ambiq Micro (1) 301,794 26,648
AXT (1) 180,427 13,005

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
CEVA (1) 460,695 21,726
Cohu (1) 138,554 10,241
Entegris  2,658 478
FormFactor (1) 199,565 31,917
GSI Technology (1) 111,858 865
Impinj (1) 81,827 11,720
Kulicke & Soffa Industries  149,026 19,934
Lattice Semiconductor (1) 1,229,748 188,102
MACOM Technology Solutions Holdings (1) 186,046 70,766
MaxLinear (1) 249,918 31,997
Navitas Semiconductor (1) 507,072 9,087
Nova (1) 17,553 9,530
Onto Innovation (1) 91,766 34,729
PDF Solutions (1) 89,334 6,324
SiTime (1) 129,272 96,380
Synaptics (1) 111,363 13,835
T1 Energy (1) 492,716 4,671
Ultra Clean Holdings (1) 126,853 18,088
Veeco Instruments (1) 177,499 13,454
Wolfspeed (1) 86,653 4,181
648,501
Software  3.6%
Adeia  320,281 10,547
Aurora Innovation (1) 8,533,342 58,197
BlackBerry (1) 3,371,391 42,648
Cellebrite DI (1) 564,312 8,239
Cipher Digital (1) 990,143 24,259
Cleanspark (1) 705,637 10,267
Hut 8 (1) 294,690 34,021
InterDigital  332,481 94,135
Keel Infrastructure (1) 1,632,543 9,371
NextNav (1) 575,443 10,260
Riot Platforms (1) 1,042,423 28,542
Xanadu Quantum Technologies, Class B (1) 117,956 1,428
331,914

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals  0.0%
Infleqtion (1) 320,900 4,274
4,274
Total Information Technology 1,327,843
MATERIALS  3.7%
Chemicals  1.4%
Element Solutions  1,961,727 93,672
Solstice Advanced Materials  448,448 39,733
133,405
Construction Materials  0.3%
Knife River (1) 313,787 26,248
26,248
Containers & Packaging  0.0%
International Paper  19,105 728
728
Metals & Mining  1.9%
Almonty Industries (1) 1,822,289 30,177
Capstone Copper (CAD) (1) 2,715,588 24,949
Materion  61,000 18,141
OR Royalties  2,498,290 79,021
Royal Gold  2,301 459
Warrior Met Coal  293,137 23,791
176,538
Paper & Forest Products  0.1%
Stella-Jones (CAD)  159,526 8,816
8,816
Total Materials 345,735
REAL ESTATE  3.4%
Health Care Real Estate Investment Trusts  0.8%
CareTrust REIT 1,837,072 74,126
74,126
Industrial Real Estate Investment Trusts  0.6%
EastGroup Properties, REIT  125,679 25,454

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Terreno Realty, REIT  461,824 29,912
55,366
Real Estate Management & Development  0.5%
Landbridge, Class A  569,123 45,097
45,097
Residential Real Estate Investment Trusts  0.3%
Flagship Communities REIT (3) 1,414,211 29,840
29,840
Retail Real Estate Investment Trusts  0.9%
Curbline Properties, REIT  2,876,931 87,459
87,459
Specialized Real Estate Investment Trusts  0.3%
Blackstone Digital Infrastructure Trust, REIT (1) 1,396,095 30,197
CubeSmart, REIT  24,857 989
31,186
Total Real Estate 323,074
UTILITIES  2.8%
Electric Utilities  1.2%
IDACORP  436,901 66,103
OGE Energy  855,382 41,623
107,726
Gas Utilities  0.8%
Chesapeake Utilities  570,310 69,852
69,852
Independent Power & Renewable Electricity Producer  0.2%
Fervo Energy, Class A (1) 695,873 20,340
20,340
Water Utilities  0.6%
California Water Service Group  730,311 35,530

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Middlesex Water  383,278 21,525
57,055
Total Utilities 254,973
Total Miscellaneous Common Stocks  1.9% (7) 178,446
Total Common Stocks (Cost $6,374,970) 9,003,577
CONVERTIBLE PREFERRED STOCKS  3.0%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,813  (1)
(2)(3)(4)(5) 758,455 1,926
1,926
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756 (1)(2)
(4) 1,848,191 1,571
1,571
Total Consumer Discretionary 3,497
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3,841 (1)(2)(4) 208,032 —
Total Consumer Staples —
HEALTH CARE  0.7%
Biotechnology  0.2%
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $8,197 (1)(2)(4) 2,483,812 8,197
Ollin Biosciences, Series B, Acquisition Date: 6/2/26,
Cost $2,387 (1)(2)(4) 795,594 2,387
Treeline Biosciences, Series A-2, Acquisition Date: 11/7/25,
Cost $8,208 (1)(2)(4) 953,390 8,847
19,431
Health Care Equipment & Supplies  0.2%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $5,415 (1)
(2)(4) 5,330,753 4,411
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $5,246 (1)
(2)(4) 10,806,506 6,994

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $4,351 (1)
(2)(4) 6,722,576 4,351
15,756
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397 (1)(2)(4) 3,902,227 1,171
1,171
Life Sciences Tools & Services  0.3%
Cellares, Series D, Acquisition Date: 12/12/25, Cost $9,058  (1)
(2)(3)(4) 755,640 9,058
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $4,754 (1)(2)
(4) 403,512 7,081
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $5,808 (1)(2)(4) 553,678 1,805
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,793 (1)(2)(4) 497,323 4,297
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631 (1)(2)(4) 261,906 3,481
25,722
Total Health Care 62,080
INDUSTRIALS & BUSINESS SERVICES  0.8%
Aerospace & Defense  0.4%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $5,882 (1)(2)(4) 148,209 9
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11,512 (1)
(2)(4) 2,061,623 7,463
Epirus, Series D, Acquisition Date: 1/21/25, Cost $1,132 (1)(2)
(4) 408,092 1,477
VSE, 5.75%, 2/1/29  461,918 26,639
35,588
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $5,112 (1)(2)
(4) 420,147 1,227
Flexe, Series D, Acquisition Date: 4/7/22, Cost $3,033 (1)(2)(4) 148,715 553
1,780
Electrical Equipment  0.0%
CelLink, Series D, Acquisition Date: 1/20/22, Cost $5,620 (1)
(2)(4) 269,870 5,058
5,058

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Machinery  0.2%
Esab PIPE, Series A, Acquisition Date: 2/2/26, Cost $22,415 (1)
(4) 22,415 16,212
16,212
Professional Services  0.2%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881 (1)(2)
(4) 852,879 6,917
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,857 (1)(2)
(4) 1,176,033 9,537
16,454
Total Industrials & Business Services 75,092
INFORMATION TECHNOLOGY  1.0%
Electronic Equipment, Instruments & Components  0.4%
Novanta, 6.50%, 11/1/28  530,964 35,787
35,787
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277 (1)(2)(4) 293,317 123
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $1,811 (1)
(2)(4) 95,996 41
164
Semiconductors & Semiconductor Equipment  0.4%
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $9,108 (1)(2)(4) 113,529 9,473
Sifive, Series G, Acquisition Date: 3/2/26, Cost $22,400 (1)(2)
(4) 2,567,574 28,808
38,281
Software  0.2%
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576 (1)(2)(4) 886,735 13,390
Nuro, Series D, Acquisition Date: 10/29/21, Cost $5,450 (1)(2)
(4) 261,432 3,997
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $5,397 (1)(2)(4) 1,068,639 2,511
19,898
Total Information Technology 94,130

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  0.5%
Chemicals  0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078 (1)(2)(4) 149,321 7,029
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813 (1)
(2)(4) 237,759 3,583
10,612
Metals & Mining  0.4%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $5,885 (1)(2)(4) 214,677 24,175
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $9,035 (1)(2)(4) 106,359 11,977
36,152
Total Materials 46,764
Total Convertible Preferred Stocks (Cost $314,573) 281,563
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 3.69% (3)(8) 5,278,558 5,279
Total Short-Term Investments (Cost $5,279) 5,279
Total Investments in Securities
100.0% of Net Assets
(Cost $6,694,822) $ 9,290,419
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Affiliated Companies
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $303,886 and represents 3.3% of net assets.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Small-Cap Stock Fund

.
.
.
.
.
.
.
.
.
.
(6) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at June 30, 2026, was $11,339 and was valued at $11,104
(0.1% of net assets).
(7) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8) Seven-day yield
CAD Canadian Dollar
GBP British Pound
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Small-Cap Stock Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
BioLife Solutions  $ 102 $ 12,085 $ —
Cellares, Series D  — — —
Flagship Communities REIT  17 1,511 371
Immunome  216 (296) —
Torchys Holdings  — (638) —
Torchys Holdings, Class A  — (3,669) —
WaterBridge Infrastructure, Class A  8 14,105 92
T. Rowe Price Government Reserve Fund,
3.69% — — 655
Affiliates not held at period end (57,625) 11,259 —
Totals $ (57,282)# $ 34,357 $ 1,118+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
BioLife Solutions  $ * $ 7,494 $ 1,852 $ 70,460
Cellares, Series D  * — — 9,058
Flagship Communities REIT  26,467 1,912 50 29,840
Immunome  * 42,396 109 152,135
PAR Technology  74,698 922 89,241 —
Torchys Holdings  2,564 — — 1,926
Torchys Holdings, Class A  13,056 — — 9,387
TWFG  25,572 — 23,210 —
WaterBridge Infrastructure,
Class A  — 67,592 36 81,661
T. Rowe Price Government
Reserve Fund, 3.69% 28,496  ¤  ¤ 5,279
Total $ 359,746^

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,118 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $316,445.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Stock Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $6,694,822) $ 9,290,419
Receivable for investment securities sold 72,351
Cash 11,725
Dividends receivable 3,614
Receivable for shares sold 2,926
Due from affiliates 1,305
Other assets 130
Total assets 9,382,470
Liabilities
Payable for investment securities purchased 79,119
Payable for shares redeemed 10,775
Investment management fees payable 5,281
Payable to directors 5
Other liabilities 619
Total liabilities 95,799
NET ASSETS $ 9,286,671
Net Assets Consist of:
Total distributable earnings (loss) $ 3,526,854
Paid-in capital applicable to 135,138,033 shares of $0.50
par value capital stock outstanding; 1,000,000,000 shares
authorized 5,759,817
NET ASSETS $ 9,286,671
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,450,676; Shares outstanding: 35,813,031) $ 68.43
Advisor Class
(Net assets: $37,657; Shares outstanding: 563,157) $ 66.87
I Class
(Net assets: $4,082,074; Shares outstanding: 59,515,039) $ 68.59
Z Class
(Net assets: $2,716,264; Shares outstanding: 39,246,806) $ 69.21

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $624) $ 27,946
Other 15
Total income 27,961
Expenses
Investment management 31,081
Shareholder servicing
Investor Class $ 1,905
Advisor Class 32
I Class 471 2,408
Rule 12b-1 fees
Advisor Class 46
Prospectus and shareholder reports
Investor Class 23
I Class 16
Z Class 1 40
Custody and accounting 199
Registration 51
Legal and audit 29
Directors 12
Miscellaneous 39
Waived / paid by Price Associates (9,278)
Total expenses 24,627
Net investment income 3,334

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 778,116
Foreign currency transactions (234)
Net realized gain 777,882
Change in net unrealized gain / loss
Securities 822,922
Other assets and liabilities denominated in foreign currencies (7)
Change in net unrealized gain / loss 822,915
Net realized and unrealized gain / loss 1,600,797
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,604,131

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 3,334 $ 19,268
Net realized gain 777,882 809,726
Change in net unrealized gain / loss 822,915 (156,915)
Increase in net assets from operations 1,604,131 672,079
Distributions to shareholders
Net earnings
Investor Class – (153,162)
Advisor Class – (2,615)
I Class – (230,457)
Z Class – (179,561)
Decrease in net assets from distributions – (565,795)
Capital share transactions
*
Shares sold
Investor Class 71,790 132,762
Advisor Class 2,370 4,527
I Class 218,033 267,293
Z Class 47,965 48,949
Distributions reinvested
Investor Class – 146,227
Advisor Class – 2,613
I Class – 210,765
Z Class – 179,561
Shares redeemed
Investor Class (292,645) (501,005)
Advisor Class (9,628) (15,924)
I Class (244,206) (547,240)
Z Class (223,008) (416,505)
Decrease in net assets from capital share
transactions (429,329) (487,977)

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase (decrease) during period 1,174,802 (381,693)
Beginning of period 8,111,869 8,493,562
End of period $ 9,286,671 $ 8,111,869
*Share information (000s)
Shares sold
Investor Class 1,162 2,348
Advisor Class 39 81
I Class 3,537 4,698
Z Class 798 869
Distributions reinvested
Investor Class – 2,492
Advisor Class – 46
I Class – 3,586
Z Class – 3,041
Shares redeemed
Investor Class (4,769) (8,828)
Advisor Class (166) (288)
I Class (3,962) (9,671)
Z Class (3,575) (7,208)
Decrease in shares outstanding (6,936) (8,834)

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Small-Cap Stock Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Cap
Stock Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies. The fund has four classes of shares: the Small-Cap Stock Fund, Inc. (Investor Class), the Small-Cap Stock Fund–Advisor Class (Advisor Class), the Small-Cap Stock
Fund–I Class (I Class) and the Small-Cap Stock Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on

T. ROWE PRICE Small-Cap Stock Fund

the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the fund realized $9,398,000 of net gain on
$21,681,000 of in-kind redemptions.

T. ROWE PRICE Small-Cap Stock Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Small-Cap Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Small-Cap Stock Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2026, totaled $(4,205,000) for the six months ended June 30, 2026.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,479,480 $ 470,857 $ 53,240 $ 9,003,577
Convertible Preferred Stocks 62,426 16,212 202,925 281,563
Short-Term Investments 5,279 — — 5,279
Total $ 8,547,185 $ 487,069 $ 256,165 $ 9,290,419
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
6/30/26
Investment in Securities
Common Stocks $ 37,537 $ (5,386) $ 21,126 $ (37) $ 53,240
Convertible Preferred Stocks 195,376 71 24,786 (17,308) 202,925
Total $ 232,913 $ (5,315) $ 45,912 $ (17,345) $ 256,165

T. ROWE PRICE Small-Cap Stock Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,832,547,000 and
$4,222,519,000, respectively, for the six months ended June 30, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Small-Cap Stock Fund

At June 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $6,702,747,000. Net unrealized gain aggregated $2,587,664,000 at period-end, of which $2,892,686,000 related to appreciated investments and $305,022,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.

T. ROWE PRICE Small-Cap Stock Fund

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may

T. ROWE PRICE Small-Cap Stock Fund

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2026 as indicated in the table below. At June 30, 2026, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $1,142,000 for T. Rowe Price Services, Inc.;
and $120,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 1.09% 1.34% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(9,278)

T. ROWE PRICE Small-Cap Stock Fund

shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2026, the fund was charged $123,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $4,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2026, approximately 15% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may

T. ROWE PRICE Small-Cap Stock Fund

be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $143,000, which is included in Net realized gain
(loss) on Securities in the Statement of Operations.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets,

T. ROWE PRICE Small-Cap Stock Fund

while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Small-Cap Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (Subadviser)
on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026
(Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory
Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the
Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. However, the
Board noted that there are information barriers between investment personnel of

T. ROWE PRICE Small-Cap Stock Fund

the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the
Meeting, supported the Board’s approval of the continuation of the Advisory
Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Stock Fund

Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Stock Fund

The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Stock Fund

and Expense Universe), and the fund’s total expenses ranked in the third quintile
(Expense Group) and second quintile (Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense
Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Stock Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F65-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026